EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on January 12, 2016 (Accession No. 0001193125-16-427757), to the Prospectus dated December 21, 2015 as revised January 12, 2016, for the Class IB and Class K shares of AXA/Legg Mason Strategic Allocation Portfolio, a series of EQ Advisors Trust.